Deferred Taxation - Additional Inforation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets and liabilities [abstract]
Unused tax losses	$ 134,868	$ 127,147
Temporary differences	12,976	16,128
Unused tax credit	6,000
Uncertain tax treatment	$ 1,700	$ 1,700